Memorandum items - Commitments and contingencies (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 946	€ 1,253	€ 1,462
Financial instruments credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	141	177	265
Financial instruments not credit-impaired | Stage 1
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	310,435	316,116	297,409
Financial instruments not credit-impaired | Stage 1 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	377	417	382
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,764	6,355	5,324
Financial instruments not credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	182	145	145
MEMORANDUM ITEMS
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	318,145	323,724	304,195
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	241,230	241,179	218,083
Loan commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	274	352	298
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,377	13,650	11,723
Financial guarantees granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	124	154	181
Financial guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,358	13,619	11,557
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	19	31	166
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	64,538	68,895	74,389
Other commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	548	747	983
Technical Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	33,526	33,890	35,154
Other contingent commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 31,012	€ 35,005	€ 39,235